General information (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended		12 Months Ended						12 Months Ended
	May 17, 2013	Dec. 31, 2012 Rig	Oct. 24, 2012	Dec. 31, 2012 Dropdown Companies [Member]	Dec. 31, 2011 Dropdown Companies [Member]	May 17, 2013 Dropdown Companies [Member]	May 17, 2013 T 15 [Member]	Dec. 31, 2012 T 15 [Member]	Dec. 31, 2011 T 15 [Member]	Dec. 31, 2012 West Aquarius and West Vencedor [Member] Rig	Dec. 31, 2012 West Capella [Member] Drillship	Dec. 31, 2012 West Capricorn [Member]	Dec. 31, 2012 West Vencedor [Member] Rig
General information [Abstract]
Percentage of limited partner interest and non-economic general partner interest (in hundredths)		30.00%
Percentage of ownership interest in limited liability company (LLC) (in hundredths)		51.00%
Percentage of ownership by wholly owned subsidiary in entities that own and operate tender rig T-15 (in hundredths)	100.00%
Number of drilling rigs		2
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in subsidiaries (in hundredths)		75.70%								100.00%	56.00%	100.00%
Number of cash generating assets										2	1		1
Number of common units sold under IPO (in shares)		10,062,500
Common units issued in connection with the exercise of underwriters' option to purchase additional common units (in shares)		1,312,500
Number of common units owned (in shares)		16,543,350	14,752,525
Number of subordinated units owned (in shares)		16,543,350
Ownership percentage in subsidiary (in hundredths)		50.00%
Debt Instrument [Line Items]
Existing credit facility		$ 440
Long-term debt								100.5	0
Related party loan agreement							109.5
Business Acquisition [Line Items]
Business Acquisition, Cost of Acquired Entity, Purchase Price	210					210
Newbuilding				112.0	24.4
Other Assets				1.4	0
Total assets				113.4	24.4
Long-term related party payable				(100.5)	0
Other liabilities				(4.2)	(2.2)
Total liabilities				(104.7)	(2.2)
Equity				(8.7)	(22.2)
Net income/(loss)				(2.7)	(0.6)
Net cash (used in)/provided by operating activities				(2.0)	1.6
Net cash used in investing activities				(87.6)	(24.4)
Net cash provided by financing activities				$ 89.7	$ 22.8